ANNUITY INVESTORS (SERVICEMARK) VARIABLE ACCOUNT B

                                       OF



                     ANNUITY INVESTORS (LOGO) (SERVICEMARK)
                             LIFE INSURANCE COMPANY

                                       FOR


                                     [LOGO]

                           THE COMMODORE (SERVICEMARK)
                               VARIABLE ANNUITIES





                                  THE COMMODORE
                             NAVIGATOR (SERVICEMARK)

                                  JUNE 30, 1998

                      SEMIANNUAL REPORT TO CONTRACT OWNERS

                      SEMIANNUAL REPORT TO CONTRACT OWNERS
                                  JUNE 30, 1998

TABLE OF CONTENTS                                                        PAGE

LETTER FROM THE PRESIDENT                                                  7



DREYFUS CORPORATION
      DREYFUS VARIABLE INVESTMENT FUND, CAPITAL APPRECIATION PORTFOLIO
           SEMI-ANNUALLETTER TO SHAREHOLDERS                               12
           STATEMENT OF INVESTMENTS                                        15
           STATEMENT OF ASSETS AND LIABILITIES                             18
           STATEMENT OF OPERATIONS                                         19
           STATEMENT OF CHANGES IN NET ASSETS                              20
           FINANCIAL HIGHLIGHTS                                            21
           NOTES TO FINANCIAL STATEMENTS                                   22
      DREYFUS VARIABLE INVESTMENT FUND, GROWTH AND INCOME PORTFOLIO
           LETTER TO SHAREHOLDERS                                          26
           STATEMENT OF INVESTMENTS                                        28
           STATEMENT OF ASSETS AND LIABILITIES                             31
           STATEMENT OF OPERATIONS                                         32
           STATEMENT OF CHANGES IN NET ASSETS                              33
           FINANCIAL HIGHLIGHTS                                            34
           NOTES TO FINANCIAL STATEMENTS                                   35
      DREYFUS VARIABLE INVESTMENT FUND, MONEY MARKET PORTFOLIO
           LETTER TO SHAREHOLDERS                                          38
           STATEMENT OF INVESTMENTS                                        40
           STATEMENT OF ASSETS AND LIABILITIES                             42
           STATEMENT OF OPERATIONS                                         43
           STATEMENT OF CHANGES IN NET ASSETS                              44
           FINANCIAL HIGHLIGHTS                                            45
           NOTES TO FINANCIAL STATEMENTS                                   46
      DREYFUS VARIABLE INVESTMENT FUND,  SMALL CAP PORTFOLIO
           LETTER TO SHAREHOLDERS                                          50
           STATEMENT OF INVESTMENTS                                        53
           STATEMENT OF ASSETS AND LIABILITIES                             57
           STATEMENT OF OPERATIONS                                         58
           STATEMENT OF CHANGES IN NET ASSETS                              59
           FINANCIAL HIGHLIGHTS                                            60
           NOTES TO FINANCIAL STATEMENTS                                   61
      DREYFUS VARIABLE INVESTMENT FUND, SOCIALLY RESPONSIBLE FUND, INC.
           LETTER TO SHAREHOLDERS                                          66
           STATEMENT OF INVESTMENTS                                        70
           STATEMENT OF ASSETS AND LIABILITIES                             73
           STATEMENT OF OPERATIONS                                         74
           STATEMENT OF CHANGES IN NET ASSETS                              75
           FINANCIAL HIGHLIGHTS                                            76
           NOTES TO FINANCIAL STATEMENTS                                   77


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TABLE OF CONTENTS                                                         PAGE

      DREYFUS STOCK INDEX FUND
           LETTER TO SHAREHOLDERS                                          80
           STATEMENT OF INVESTMENTS                                        82
           STATEMENT OF FINANCIAL FUTURES                                  88
           STATEMENT OF ASSETS AND LIABILITIES                             89
           STATEMENT OF OPERATIONS                                         90
           STATEMENT OF CHANGES IN NET ASSETS                              91
           FINANCIAL HIGHLIGHTS                                            92
           NOTES TO FINANCIAL STATEMENTS                                   93

JANUS CAPITAL CORPORATION
      JANUS ASPEN GROWTH PORTFOLIO
           PORTFOLIO STRATEGY                                              95
           PERFORMANCE                                                     96
           SCHEDULE OF INVESTMENTS                                         96
           SUMMARY OF INVESTMENT BY COUNTRY                                97
           FORWARD CURRENCY CONTRACTS                                      97
      JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           PORTFOLIO STRATEGY                                              98
           PERFORMANCE                                                     99
           SCHEDULE OF INVESTMENTS                                         99
           SUMMARY OF INVESTMENT BY COUNTRY                                100
           FORWARD CURRENCY CONTRACTS                                      100
      JANUS ASPEN INTERNATIONAL PORTFOLIO
           PORTFOLIO STRATEGY                                              101
           PERFORMANCE                                                     102
           SCHEDULE OF INVESTMENTS                                         102
           SUMMARY OF INVESTMENT BY COUNTRY                                106
           FORWARD CURRENCY CONTRACTS                                      106
      JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           PORTFOLIO STRATEGY                                              107
           PERFORMANCE                                                     108
           SCHEDULE OF INVESTMENTS                                         108
           SUMMARY OF INVESTMENT BY COUNTRY                                112
           FORWARD CURRENCY CONTRACTS                                      112
      JANUS ASPEN BALANCED PORTFOLIO
           CURRENT OUTLOOK                                                 113
           PERFORMANCE                                                     114
           SCHEDULE OF INVESTMENTS                                         114
           SUMMARY OF INVESTMENT BY COUNTRY                                116

TABLE OF CONTENTS                                                         PAGE

      STATEMENTS OF ASSETS AND LIABILITIES                                 118
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      STATEMENTS OF OPERATIONS                                             118
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      STATEMENTS OF CHANGES IN NET ASSETS                                  120
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      FINANCIAL HIGHLIGHTS - INTERNATIONAL SHARES                          122
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      FINANCIAL HIGHLIGHTS - RETIREMENT SHARES                             125
           JANUS ASPEN GROWTH PORTFOLIO
           JANUS ASPEN AGGRESSIVE GROWTH PORTFOLIO
           JANUS ASPEN INTERNATIONAL PORTFOLIO
           JANUS ASPEN WORLDWIDE GROWTH PORTFOLIO
           JANUS ASPEN BALANCED PORTFOLIO
      NOTES TO FINANCIAL STATEMENTS                                        126


INVESCO VARIABLE INVESTMENT FUNDS, INC.
      ECONOMIC OVERVIEW                                                    132
      INVESCO VARIABLE INVESTMENT FUNDS, INC.
           VIF - HIGH YIELD FUND                                           132
           VIF - INDUSTRIAL INCOME FUND                                    133
           VIF - TOTAL RETURN FUND                                         134
      STATEMENT OF INVESTMENT SECURITIES
           VIF - HIGH YIELD FUND                                           145
           VIF - INDUSTRIAL INCOME FUND                                    150
           VIF - TOTAL RETURN FUND                                         161
      STATEMENT OF ASSETS AND LIABILITIES
           VIF - HIGH YIELD FUND                                           168
           VIF - INDUSTRIAL INCOME FUND                                    169
           VIF - TOTAL RETURN FUND                                         170

TABLE OF CONTENTS                                                         PAGE

      STATEMENT OF OPERATIONS
           VIF - HIGH YIELD FUND                                           171
           VIF - INDUSTRIAL INCOME FUND                                    172
           VIF - TOTAL RETURN FUND                                         173
      STATEMENT OF CHANGES IN NET ASSETS
           VIF - HIGH YIELD FUND                                           175
           VIF - INDUSTRIAL INCOME FUND                                    176
           VIF - TOTAL RETURN FUND                                         178
      NOTES TO FINANCIAL STATEMENTS                                        179
      FINANCIAL HIGHLIGHTS                                                 183


MORGAN STANLEY UNIVERSAL FUNDS INC.
      EMERGING MARKETS EQUITY PORTFOLIO
           INVESTMENT OVERVIEW                                             196
           STATEMENT OF NET ASSETS                                         199
           STATEMENT OF OPERATIONS                                         204
           FINANCIAL HIGHLIGHTS                                            205
           NOTES TO FINANCIAL STATEMENTS                                   206
           DIRECTORS AND OFFICERS                                          211
      FIXED INCOME PORTFOLIO
           INVESTMENT OVERVIEW                                             214
           STATEMENT OF NET ASSETS                                         216
           STATEMENT OF OPERATIONS                                         220
           FINANCIAL HIGHLIGHTS                                            221
           NOTES TO FINANCIAL STATEMENTS                                   222
           DIRECTORS AND OFFICERS                                          227
      MID CAP VALUE PORTFOLIO
           INVESTMENT OVERVIEW                                             230
           STATEMENT OF NET ASSETS                                         232
           STATEMENT OF OPERATIONS                                         235
           FINANCIAL HIGHLIGHTS                                            236
           NOTES TO FINANCIAL STATEMENTS                                   237
           DIRECTORS AND OFFICERS                                          242
      U.S. REAL ESTATE PORTFOLIO
           INVESTMENT OVERVIEW                                             244
           STATEMENT OF NET ASSETS                                         246
           STATEMENT OF OPERATIONS                                         248
           FINANCIAL HIGHLIGHTS                                            249
           NOTES TO FINANCIAL STATEMENTS                                   250
           DIRECTORS AND OFFICERS                                          255
      VALUE PORTFOLIO
           INVESTMENT OVERVIEW                                             258
           STATEMENT OF NET ASSETS                                         260
           STATEMENT OF OPERATIONS                                         262
           FINANCIAL HIGHLIGHTS                                            263
           NOTES TO FINANCIAL STATEMENTS                                   264
           DIRECTORS AND OFFICERS                                          269

TABLE OF CONTENTS                                                         PAGE

PBHG INSURANCE SERIES FUND, INC.
      PBHG GROWTH II PORTFOLIO
           LETTER TO SHAREHOLDERS                                          272
           PORTFOLIO RETURNS                                               273
           STATEMENT OF NET ASSETS                                         274
           STATEMENT OF OPERATIONS                                         277
           STATEMENT OF CHANGES IN NET ASSETS                              278
           FINANCIAL HIGHLIGHTS                                            279
           NOTES TO FINANCIAL STATEMENTS                                   280
      PBHG LARGE CAP GROWTH PORTFOLIO
           LETTER TO SHAREHOLDERS                                          284
           PORTFOLIO RETURNS                                               286
           STATEMENT OF NET ASSETS                                         287
           STATEMENT OF OPERATIONS                                         289
           STATEMENT OF CHANGES IN NET ASSETS                              290
           FINANCIAL HIGHLIGHTS                                            291
           NOTES TO FINANCIAL STATEMENTS                                   292
      PBHG TECHNOLOGY & COMMUNICATIONS PORTFOLIO
           LETTER TO SHAREHOLDERS                                          296
           PORTFOLIO RETURNS                                               298
           STATEMENT OF NET ASSETS                                         299
           STATEMENT OF OPERATIONS                                         301
           STATEMENT OF CHANGES IN NET ASSETS                              302
           FINANCIAL HIGHLIGHTS                                            303
           NOTES TO FINANCIAL STATEMENTS                                   304


STRONG FUNDS
      STRONG OPPORTUNITY FUND II, INC.
           INVESTMENT REVIEW                                               308
           FINANCIAL INFORMATION
                SCHEDULE OF INVESTMENTS IN SECURITIES                      310
                STATEMENT OF ASSETS AND LIABILITIES312
                STATEMENT OF OPERATIONS                                    313
                STATEMENTS OF CHANGES IN NET ASSETS                        314
                NOTES TO FINANCIAL STATEMENTS                              315
           FINANCIAL HIGHLIGHTS                                            317
      STRONG GROWTH FUND II, INC.
           INVESTMENT REVIEW                                               320
           FINANCIAL INFORMATION
                SCHEDULE OF INVESTMENTS IN SECURITIES                      322
                STATEMENT OF ASSETS AND LIABILITIES                        323
                STATEMENT OF OPERATIONS                                    324
                STATEMENTS OF CHANGES IN NET ASSETS                        324
                NOTES TO FINANCIAL STATEMENTS                              325
           FINANCIAL HIGHLIGHTS                                            326

TABLE OF CONTENTS                                                  PAGE

THE TIMOTHY PLAN VARIABLE SERIES
      THE TIMOTHY PLAN VARIABLE SERIES
           LETTER TO SHAREHOLDERS                                          328
           SCHEDULE OF INVESTMENTS                                         329
           STATEMENT OF OPERATIONS                                         329
           STATEMENT OF CHANGES IN NET ASSETS                              330
           FINANCIAL HIGHLIGHTS                                            331
           NOTES TO FINANCIAL STATEMENTS                                   332

                            REPORT FROM THE PRESIDENT

Dear Contract Owner:

During the first six months of 1998, Annuity Investors Variable Account B added The Timothy Plan Variable Series to its investment options. With the inclusion of this sub-account in the Separate Account, Annuity Investors now has an
attractive option for the culturally conservative, socially responsible investor. We will continue to follow new market trends and sectors to be certain there are adequate diversification options available to our contract holders.

The semi-annual reports for each of the twenty-five portfolios are reprinted in the following pages. Below are performance results for each sub-account of Annuity Investors Variable Account B for the 1997 fiscal year and the six month period ending June 30, 1998. All performance results are measured by the percentage change in unit values for the applicable period, net of all mortality and expense charges.

                                             Six Months     Year
                                               Ending      Ending
                                               6/30/98    12/31/97
INTERNATIONAL PORTFOLIOS:
      Morgan Stanley Universal Funds Inc. -
      Emerging Markets Equity Portfolio       (15.96%)     (1.08%)
      Janus Aspen Series International
      Growth Portfolio                         21.38%      16.87%
      Janus Aspen Series Worldwide Growth
      Portfolio                                26.15%      20.47%
AGGRESSIVE GROWTH PORTFOLIOS:
      Janus Aspen Series Aggressive Growth
      Portfolio                                16.47%      11.11%
      PBHG Insurance Series Fund, Inc. -
      Technology and Communication Fund        11.52%       3.14%
GROWTH PORTFOLIOS:
      Dreyfus VIF Small Cap Portfolio           5.23%      15.14%
      PBHG Insurance Series Fund, Inc. -
      PBHG Growth II Portfolio                  9.38%       6.51%
      Strong VIF Growth Fund II                15.75%      27.96%
      Strong Special Opportunity Fund II, Inc. 12.64%      23.72%
      Morgan Stanley Universal Funds Inc. -
      Mid-Cap Value Portfolio                   8.34%      38.99%
      Janus Aspen Series Growth Portfolio      18.42%      21.05%
      PBHG Insurance Series Fund, Inc. -
      PBHG Large Cap Growth Portfolio          18.55%      17.11%
      Dreyfus VIF Capital Appreciation
      Portfolio                                19.90%      26.29%
      The Dreyfus Socially Responsible
      Growth Fund, Inc.                        17.57%      26.66%
      Morgan Stanley Universal Funds Inc. -
      Value Portfolio                           4.79%      19.32%
      Dreyfus Stock Index Fund                 16.70%      31.12%
      The Timothy Plan Variable Series*          .07%        N/A
GROWTH AND INCOME PORTFOLIO:
      Dreyfus VIF Growth and Income Portfolio   5.76%      14.61%
REAL ESTATE PORTFOLIO:
      Morgan Stanley Universal Funds Inc. -
      U.S. Real Estate Portfolio               (5.39%)     16.63%
BALANCED PORTFOLIOS:
      Janus Aspen Series Balanced Portfolio    16.64%      20.42%
INCOME PORTFOLIOS:
      INVESCO VIF Industrial Income Fund        9.45%      26.40%
      INVESCO VIF Total Return Fund             6.41%      21.22%
      INVESCO VIF High Yield Fund               5.13%      15.71%
      Morgan Stanley Universal Funds Inc. -
      Fixed Income Portfolio                    2.84%       8.42%
MONEY MARKET PORTFOLIO:
      Dreyfus VIF Domestic Money Market Fund    1.47%       2.96%

*Performance results for the period of May 1, 1998 to June 30, 1998 only.

In the first half of 1998, the equity market as measured by the Standard & Poor's 500 index, showed a 16.84% increase and the NASDAQ Composite Index increased by 20.66%. The bond market, as measured by the Lehman Brothers Aggregate Index, increased by 4.20% over the same period.

Based on the level of professional investment expertise present in each management company and their dedication to in-depth research, Annuity Investors is proud to offer Dreyfus, Janus, INVESCO, Morgan Stanley, Pilgrim Baxter, Strong and the Timothy Plan for inclusion in its Variable Account B. This broad range of investment options allows you the flexibility to implement your own personal investment strategy and to change your mix of investments as your objectives change over time.

It gives me great pleasure to present this performance and we look forward to continuing to serve you in the future.

Sincerely,



Robert A. Adams
President

              ANNUITY INVESTORS (SERVICEMARK) VARIABLE ACCOUNT B

                                 [DREYFUS LOGO]

       Dreyfus Variable Investment Fund - Capital Appreciation Portfolio
         Dreyfus Variable Investment Fund - Growth & Income Portfolio
           Dreyfus Variable Investment Fund - Money Market Portfolio
       Dreyfus Variable Investment Fund - Small Cap Portfolio
              The Dreyfus Socially Responsible Growth Fund, Inc.
                            Dreyfus Stock Index Fund

                                  [JANUS LOGO]

                          Janus Aspen Growth Portfolio
                    Janus Aspen Aggressive Growth Portfolio
                       Janus Aspen International Portfolio
                     Janus Aspen Worldwide Growth Portfolio
                         Janus Aspen Balanced Portfolio

                              [INVESCO FUNDS LOGO]

                           INVESCO VIF High Yield Fund
                       INVESCO VIF Industrial Income Fund
                          INVESCO VIF Total Return Fund

                              [MORGAN STANLEY LOGO]

    Morgan Stanley Universal Funds Inc. - Emerging Markets Equity Portfolio
         Morgan Stanley Universal Funds Inc. - Fixed Income Portfolio
         Morgan Stanley Universal Funds Inc. - Mid Cap Value Portfolio
       Morgan Stanley Universal Funds Inc. - U.S. Real Estate Portfolio
             Morgan Stanley Universal Funds Inc. - Value Portfolio

                                   [PBHG LOGO]

          PBHG Insurance Series Fund, Inc. - PBHG Growth II Portfolio
      PBHG Insurance Series Fund, Inc. - PBHG Large Cap Growth Portfolio
 PBHB Insurance Series Fund, Inc. - PBHG Technology & Communications Portfolio

                               [STRONG FUNDS LOGO]

                        Strong Opportunity Fund II, Inc.
                           Strong Growth Fund II, Inc.

                               [TIMOTHY PLAN LOGO]

                        The Timothy Plan Variable Series



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  The Financial Statements of the following investment companies  ("Registrant")
are made a part hereof and incorporated herein:

REGISTRANT                                                       1940 Act Number
----------                                                       ---------------

Dreyfus Variable Investment Fun - Capital Appreciation Portfolio 811-05125 --Capital Appreciation Portfolio
--Growth & Income Portfolio
--Money Market Portfolio
--Small Cap Portfolio
The Dreyfus Socially Responsible Growth Fund, Inc.               811-07044
Dreyfus Stock Index Fund                                         811-05719

Janus Aspen Series                                               811-07736
--Janus Aspen Growth Portfolio
--Janus Aspen Aggressive Growth Portfolio
--Janus Aspen International Portfolio
--Janus Aspen Worldwide Growth Portfolio
--Janus Aspen Balanced Portfolio

INVESCO Variable Investment Fund                                 811-8038
--High Yield Fund
--Industrial Income Fund
--Total Return Fund

Morgan Stanley Universal Fund Inc.                               811-07607
--Emerging Markets Equity Portfolio
--Fixed Income Portfolio
--Mid Cap Value Portfolio
--U.S. Real Estate Portfolio
--Value Portfolio

PBHG Insurance Series Fund, Inc.                                 811-08009
--PGHB Growth II Portfolio
--PBHG Large Cap Growth Portfolio
--PBHG Technology & Communications Portfolio

Strong Opportunity Fund II, Inc.                                 811-6552

Strong VIF Growth Fund II                                        811-6553

The Timothy Plan Variable Series                                 811-8228

Annuity Investors Life Insurance Company (REGISTERED TRADEMARK)
P.O. Box 5423
Cincinnati, Ohio 45201-5423
1-800-789-6771

                   ANNUITY INVESTORS (REGISTERED TRADEMARK)
                               VARIABLE ACCOUNT B
                                       OF
                    Annuity Investors (REGISTERED TRADEMARK)

                             Life Insurance Company
                                       FOR


                                     (LOGO)
                           THE COMMODORE (SERVICEMARK)
                               Variable Annuities
                                  JUNE 30, 1998

                      SEMIANNUAL REPORT TO CONTRACT OWNERS

This report is for the information of the contract owners and participants of the Annuity Investors Life Insurance Company and the Annuity Investors Variable Account B. It is authorized for distribution to other persons only when preceded or accompanied by a current prospectus which contains complete information, including charges and expenses.